Collaboration Agreements - Schedule of Changes in Contract Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Deferred revenue, BALANCE END OF PERIOD	$ 64,337	$ 55,612